Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash	$ 29,322,504	$ 46,441,482
Short-term investments	192,398	143,914
Receivables	3,193,926	343,608
Deposits and prepayments	479,266	523,141
Current Assets	33,188,094	47,452,145
Non-current Assets
Other tax receivable	3,631,796	2,216,392
Equity investments	496,741	496,526
Plant and equipment	1,462,848	1,118,639
Mineral property interests	85,298,776	75,535,422
TOTAL ASSETS	124,078,255	126,819,124
Current Liabilities
Accounts payable and accrued liabilities	3,492,269	1,044,189
Due to a related party	377,031	50,378
Current Liabilities	3,869,300	1,094,567
Total Liabilities	3,869,300	1,094,567
Equity
Share capital	153,707,576	149,629,543
Share-based payment reserve	15,395,486	16,564,197
Accumulated other comprehensive income	11,704,949	13,641,379
Deficit	(60,527,857)	(54,106,972)
Total equity attributable to the equity holders of the Company	120,280,154	125,728,147
Non-controlling interests	(71,199)	(3,590)
Total Equity	120,208,955	125,724,557
TOTAL LIABILITIES AND EQUITY	$ 124,078,255	$ 126,819,124